CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenues	$ 349,990,753	$ 301,599,897	$ 323,199,694
Cost of revenues	(269,887,185)	(203,486,191)	(179,151,930)
Gross profit	80,103,568	98,113,706	144,047,764
Operating (expenses) income:
Selling, general and administrative expenses	(32,456,520)	(27,076,669)	(16,042,494)
Research and development expenses	(5,708,325)	(2,736,520)	(676,323)
Other operating income, net	5,546,487	12,904,390	3,483,481
Total operating expenses, net	(32,618,358)	(16,908,799)	(13,235,336)
Income from operations	47,485,210	81,204,907	130,812,428
Interest expense	(10,396,961)	(10,762,677)	(16,262,205)
Interest income	983,158	1,235,873	464,515
Exchange (loss) gain	(184,926)	1,836,160	(5,853)
Income before income taxes	37,886,481	73,514,263	115,008,885
Income tax expense	(9,623,447)	(11,716,545)	(17,332,226)
Net income from continuing operations	28,263,034	61,797,718	97,676,659
(Loss) income from discontinued operations, net of tax	1,260,790	(23,032,181)	(3,821,259)
Net income	29,523,824	38,765,537	93,855,400
Net income (loss) attributable to non-controlling interest	(568)	640,832	1,014,272
Net income attributable to Daqo New Energy Corp. ordinary shareholders	$ 29,524,392	$ 38,124,705	$ 92,841,128
NET EARNINGS (LOSS) PER ORDINARY SHARE
Continuing operations	$ 0.08	$ 0.20	$ 0.36
Discontinued operations	0.01	(0.08)	(0.01)
Basic-ordinary shares	0.09	0.12	0.35
Continuing operations	0.08	0.19	0.35
Discontinued operations	0.00	(0.07)	(0.01)
Diluted-ordinary shares	$ 0.08	$ 0.12	$ 0.34
ORDINARY SHARES USED IN CALCULATING EARNINGS (LOSS) PER ORDINARY SHARE
Basic-ordinary shares	339,571,054	311,715,158	265,070,961
Diluted-ordinary shares	349,961,558	325,506,335	272,926,319